SUPPLEMENTAL FINANCIAL INFORMATION Schedule of Property, Plant & Equipment (Details) (USD $) In Millions, unless otherwise specified	Jun. 30, 2013	Jun. 30, 2012
Property, Plant and Equipment [Line Items]
Buildings	$ 7,829	$ 7,324
Machinery and Equipment	31,070	29,342
Land	878	880
Construction in Progress	3,235	2,687
Total Property, Plant and Equipment	43,012	40,233
Accumulated Depreciation	(21,346)	(19,856)
TOTAL PROPERTY, PLANT AND EQUIPMENT, net	$ 21,666	$ 20,377